DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations
Gain on disposal of Golar Partners and Hygo

Gain on disposal of our equity accounted investments in Golar Partners and Hygo to NFE is determined as follows:

(in thousands of $)
Consideration received from NFE (1)(2)	876,277
Carrying value of disposed equity method investments(3)	(257,270)
Realized accumulated comprehensive losses on disposal of equity method investment	(43,380)
Others (4)	(686)
Gain on disposal	574,941

(1) Consideration received from NFE comprised of (i) $75.7 million and $5.1 million in cash as consideration for our 21,333,586 Golar Partners common units and the 2% general partner units of Golar Partners respectively, which is equivalent to $3.55 per unit on the closing of the GMLP Merger. Concurrently, the IDRs of Golar Partners owned by us were cancelled, ceased to exist with no consideration paid; and (ii) $50.0 million cash and $745.4 million as the fair value of NFE Shares on closing of the Hygo Merger.

(2) On closing of the Hygo Merger, consideration received include $50 million in cash and 18,627,451 NFE Shares. The NFE Shares had a closing price of $44.65 on April 15, 2021, however these shares bore a restricted legend which became freely tradable from October 16, 2021. We have considered this restriction to be a characteristic of the instrument and have adjusted the fair value of our investment to reflect the effect of this restriction. To reflect the lack of marketability of the NFE Shares during its holding period, we applied a discount of 10.37%, using the average of several option pricing valuation models. This resulted in a fair value of $745.4 million at April 15, 2021. The key assumptions used in the option pricing model include dividend yield, equity volatility and equity beta relating to the NFE Shares, market volatility and equity market risk premium.

As of December 31, 2021, NFE's closing share price of $24.14 resulted in a fair value of $449.7 million and a total unrealized mark-to-market loss of $295.8 million, presented within the income statement line-item “Other non-operating losses, net” (note 9).

(3) The carrying value of our equity method investments at the date of disposal were made up of (i) $267.8 million book value as of December 31, 2020; (ii) $6.9 million share in net losses from our equity method investments' operations for the period from January 1, 2021 to April 15, 2021; (iii) $3.1 million of other comprehensive loss for the period from January 1, 2021 to April 15, 2021; and (iv) $0.5 million of dividends received.

(4) Others comprised of fees incurred in relation to the disposal of our equity method investments and the release of our tax indemnity guarantee liability to Golar Partners of $2.8 million and $2.1 million, respectively.

Net income/(loss) from discontinued operations

The net income/(loss) from discontinued operations for the period ended April 15, 2021 and the year ended December 31, 2020, are as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Share of net earnings/(losses) of Golar Partners (1)	8,116	(136,832)	(20,050)
Share of net losses of Hygo (1)	(15,008)	(39,157)	(23,234)
Loss from discontinued operations (1)	(6,892)	(175,989)	(43,284)
Gain on disposal of equity method investments	574,941	—	—
Net income/(loss) from discontinued operations	568,049	(175,989)	(43,284)

(1) For the period ended April 15, 2021.
The summarized financial information of Golar Partners and Hygo shown on a 100% basis are as follows:

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Balance Sheet
Current assets	85,738	97,509	146,821	109,596
Non-current assets	1,742,835	949,265	1,880,840	917,976
Current liabilities	(1,152,473)	(144,146)	(832,277)	(97,245)
Non-current liabilities	(17,965)	(461,291)	(570,063)	(453,278)
Non-controlling interests	(82,339)	(15,250)	82,112	13,557

Statement of Operations
Revenue	78,389	13,749	284,734	47,295
Net income/(loss)(1)	28,952	(110,735)	18,077	(61,859)
(1) Net loss for Hygo for the period ended April 15, 2021 includes the management incentive scheme (“MIS”) of $83.7 million which is not reflected in our share of net losses of Hygo as the MIS was reimbursed by Stonepeak.